REDEEMABLE NON-CONTROLLING INTERESTS (Details Narrative) - CNY (¥) ¥ in Millions		1 Months Ended				12 Months Ended
	Jul. 08, 2024	Mar. 31, 2026	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023	Dec. 31, 2025
Uxin Anhui [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Proceeds from related party debt	¥ 120.0			¥ 66.7
Precentage of related party contribution	70.59%			66.70%
Wuhan Junshan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Proceeds from related party debt				¥ 33.3		¥ 26.0
Precentage of related party contribution				33.30%
Zhengzhou [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Proceeds from related party debt	¥ 50.0					30.0
Precentage of related party contribution	29.41%
Uxin Zhengzhou [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Proceeds from related party debt						¥ 12.5
Hefei Construction Investment North City Industrial Investment Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Investment			¥ 127.7		¥ 147.1
Investment subscription percent			8.40%		12.02%
Hefei Construction Investment North City Industrial Investment Co Ltd [Member] | Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Investment		¥ 127.7
Investment subscription percent		6.92%
Uxin Wuhan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Investment subscription percent				33.30%
Uxin Zhengzhou [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Investment subscription percent	29.41%
Uxin Hefei [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Lease term						10 years